Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried at Fair Value (Details) - Level 3 - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of fair value measurement of assets [line items]
Liabilities at end of period	$ 135		$ 135
Other assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	1,505	$ 1,841	1,483	$ 1,717
Change in fair value included in earnings	(12)	(1)	3	(56)
Change in fair value included in other comprehensive income	0	0	(2)	0
Purchases/Issuances	19	7	46	201
Sales	0	(7)	(10)	(7)
Maturities/Settlement	(17)	(405)	(25)	(420)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	1,495	1,435	1,495	1,435
Change in unrealized gains (losses) recorded in income for instruments still held	(12)	(1)	3	(52)
Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	8	60	25	12
Change in fair value included in earnings	18	2	3	5
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	32
Sales	0	0	0	0
Maturities/Settlement	0	(42)	0	(42)
Transfers into Level 3	3	4	4	17
Transfers out of Level 3	(3)	0	(6)	0
Assets at end of period	26	24	26	24
Change in unrealized gains (losses) recorded in income for instruments still held	18	2	3	5
Foreign exchange contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	42	2	10
Change in fair value included in earnings	19	0	17	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	32
Sales	0	0	0	0
Maturities/Settlement	0	(42)	0	(42)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	19	0	19	0
Change in unrealized gains (losses) recorded in income for instruments still held	19	0	17	0
Commodity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	5	13	2
Change in fair value included in earnings	0	4	(13)	7
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	0	9	0	9
Change in unrealized gains (losses) recorded in income for instruments still held	0	4	(13)	7
Equity contracts | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	8	13	10	0
Change in fair value included in earnings	(1)	(2)	(1)	(2)
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	3	3	4	16
Transfers out of Level 3	(3)	0	(6)	0
Assets at end of period	7	14	7	14
Change in unrealized gains (losses) recorded in income for instruments still held	(1)	(2)	(1)	(2)
Credit default swaps | Derivative Assets
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	0	0	0
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	1	0	1
Transfers out of Level 3	0	0	0	0
Assets at end of period	0	1	0	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Other Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	128	0	0	0
Change in fair value included in earnings	7	0	23	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	112	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	135	0	135	0
Change in unrealized gains (losses) recorded in income for instruments still held	7	0	23	0
Derivative Liabilities
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	27	3	5	7
Change in fair value included in earnings	(11)	0	16	(4)
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	(1)	0	(1)
Transfers into Level 3	5	1	5	1
Transfers out of Level 3	0	(2)	(5)	(2)
Liabilities at end of period	21	1	21	1
Change in unrealized gains (losses) recorded in income for instruments still held	(11)	0	16	(4)
Derivative Liabilities | Foreign exchange contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	13	0	0	0
Change in fair value included in earnings	(5)	0	8	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	8	0	8	0
Change in unrealized gains (losses) recorded in income for instruments still held	(5)	0	8	0
Derivative Liabilities | Commodity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	14	0	0	4
Change in fair value included in earnings	(6)	0	8	(4)
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	8	0	8	0
Change in unrealized gains (losses) recorded in income for instruments still held	(6)	0	8	(4)
Derivative Liabilities | Equity contracts
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	2	5	2
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	5	1	5	1
Transfers out of Level 3	0	(2)	(5)	(2)
Liabilities at end of period	5	1	5	1
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Derivative Liabilities | Credit default swaps
Disclosure of fair value measurement of assets [line items]
Liabilities at beginning of period	0	1	0	1
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	0
Sales	0	0	0	0
Maturities/Settlement	0	(1)	0	(1)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Liabilities at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at end of period	6,007		6,007
Trading Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	6	0	4
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	5	0	7
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(6)	0	(6)
Assets at end of period	0	5	0	5
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Trading Securities | NHA MBS, U.S. agency MBS and CMO
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	0	0	0
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	5	0	5
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	0	5	0	5
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
Trading Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	6	0	4
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	0	0	0	2
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	(6)	0	(6)
Assets at end of period	0	0	0	0
Change in unrealized gains (losses) recorded in income for instruments still held	0	0	0	0
FVTPL Securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,618	5,235	5,824	4,934
Change in fair value included in earnings	(55)	(118)	(167)	(95)
Change in fair value included in other comprehensive income	(1)	(110)	(75)	(21)
Purchases/Issuances	258	343	534	616
Sales	(72)	(57)	(364)	(139)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	73	0	73	0
Transfers out of Level 3	0	0	(4)	(2)
Assets at end of period	5,821	5,293	5,821	5,293
Change in unrealized gains (losses) recorded in income for instruments still held	6	(66)	(52)	17
FVTPL Securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	5,618	5,202	5,824	4,899
Change in fair value included in earnings	(55)	(120)	(167)	(96)
Change in fair value included in other comprehensive income	(1)	(110)	(75)	(21)
Purchases/Issuances	255	342	531	614
Sales	(72)	(57)	(364)	(139)
Maturities/Settlement	0	0	0	0
Transfers into Level 3	73	0	73	0
Transfers out of Level 3	0	0	(4)	0
Assets at end of period	5,818	5,257	5,818	5,257
Change in unrealized gains (losses) recorded in income for instruments still held	6	(68)	(52)	16
FVTPL Securities | Corporate debt
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	0	33	0	35
Change in fair value included in earnings	0	2	0	1
Change in fair value included in other comprehensive income	0	0	0	0
Purchases/Issuances	3	1	3	2
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	(2)
Assets at end of period	3	36	3	36
Change in unrealized gains (losses) recorded in income for instruments still held	0	2	0	1
FVOCI securities
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	189	163	192	177
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	(4)	(15)
Purchases/Issuances	0	26	1	27
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	189	189	189	189
FVOCI securities | Corporate equity
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	189	163	192	177
Change in fair value included in earnings	0	0	0	0
Change in fair value included in other comprehensive income	0	0	(4)	(15)
Purchases/Issuances	0	26	1	27
Sales	0	0	0	0
Maturities/Settlement	0	0	0	0
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Assets at end of period	189	189	189	189
Loans: Business and government
Disclosure of fair value measurement of assets [line items]
Assets at beginning of period	339	321	324	302
Change in fair value included in earnings	1	(11)	3	2
Change in fair value included in other comprehensive income	(26)	(7)	(36)	(1)
Purchases/Issuances	0	50	23	56
Sales	0	0	0	0
Maturities/Settlement	0	0	0	(6)
Transfers into Level 3	0	29	0	29
Transfers out of Level 3	0	0	0	0
Assets at end of period	314	382	314	382
Change in unrealized gains (losses) recorded in income for instruments still held	$ 1	$ (11)	$ 3	$ 2